Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Securities Act File Number	0-8814
Entity Registrant Name	PURE CYCLE CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0705083
Entity Address, State or Province	CO
Entity Address, Address Line One	34501 East Quincy Avenue, Building 65, Suite A
Entity Address, City or Town	Watkins
Entity Address, Postal Zip Code	80137
City Area Code	303
Local Phone Number	292-3456
Title of 12(b) Security	Common Stock 1/3 of $.01 par value
Trading Symbol	PCYO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000276720
Amendment Flag	false